Mine restoration provisions - Schedule of Mine Restoration Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Reclamation spending	$ (1,040)	$ (320)
Current portion of mine restoration provisions	(3,170)	(1,819)
Non-current portion of mine restoration provisions	114,051	96,627
Mine restoration provisions
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	98,446	81,162
Reclamation spending	(1,040)	(320)
Accretion expense	2,641	1,855
Change in obligation	17,174	15,749
Balance, end of year	$ 117,221	$ 98,446